Principal accounting policies - Additional information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Operation	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of initial application of standards or interpretations [Line Items]
Retained earnings	$ 27,025,000,000	$ 23,761,000,000
Weighted average incremental borrowing rate applied to lease liabilities	4.70%
Undiscounted non-cancellable operating lease commitments	$ 1,717,000,000	1,845,000,000
Non-cancellable operating lease commitments	500,000
Non-cancellable operating lease commitments not expected to be charged against EBITDA	300,000
Operating lease expenses	$ 787,000,000	555,000,000	$ 541,000,000
Cash-generating units assessed for impairment	0
Depreciation or amortisation charges	$ 4,015,000,000	4,375,000,000	$ 4,794,000,000
Onerous contracts provision	$ 324,000,000
Operations with remaining lives	10 years
Number of operations | Operation	13
Decreasing provision	$ 800,000,000
Provision for carrying value close-down, restoration and environmental	$ 9,975,000,000	$ 9,983,000,000
Risk free rate decrease	0.50%
Risk free interest rate on provisions	2.00%
Intragroup loans	$ 14,000,000,000
Intangible assets [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Depreciation or amortisation charges	$ 0
Bottom of range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Percent of certainty	50.00%
Assessment period of market prices	three years
Term of impairment review is under taken in relevant functional currency	five years
Risk free interest rate on provisions	0.50%
Top of range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Percent of certainty	90.00%
Assessment period of market prices	five years
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Increase in lease liabilities (debt)	$ 1,200,000,000
Increase in right of use assets/net investments in leases	1,100,000,000
Net adjustments to other assets and liabilities	100,000,000
Retained earnings	100,000,000
Lease liability	1,300,000,000
IAS 17 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Undiscounted non-cancellable operating lease commitments	1,700,000,000
IAS 17 [Member] | Entering into significant commitments or contingent liabilities
Disclosure of initial application of standards or interpretations [Line Items]
Undiscounted non-cancellable operating lease commitments	$ 1,700,000,000